Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013
Shareholders Equity (Textual) [Abstract]
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	3,484,816	3,372,029
Number of shares authorized to be repurchased	3,839,395
Number of shares repurchased to date	3,655,322
Cost of shares repurchased to date	$ 136.4
Number of shares repurchased during period	0	0